Fees Summary	Aug. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,805,000.00
Total Fee Amount	387.37
Total Offset Amount	0.00
Net Fee	$ 387.37
Offering Table N/A
Offset Table N/A	N/A